Financial result (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial income
Short-term investments	$ 129	$ 247	$ 177
Others	246	280	246
Total financial income	375	527	423
Financial expenses
Loans and borrowings gross interest	(819)	(989)	(1,185)
Capitalized loans and borrowing costs	70	140	194
Participative stockholders' debentures	(1,565)	(1,475)	(550)
Interest on REFIS	(55)	(154)	(197)
Interest on lease liabilities	(70)	(76)
Financial guarantees	(468)	(353)	23
Expenses with cash tender offer repurchased		(265)	(273)
Others	(376)	(574)	(326)
Total financial expenses	(3,283)	(3,746)	(2,314)
Other financial items, net
Net foreign exchange gains (losses)	(523)	39	(2,247)
Derivative financial instruments	(1,210)	244	(266)
Indexation losses, net	(170)	(477)	(553)
Other financial items	(1,903)	(194)	(3,066)
Financial results	(4,811)	$ (3,413)	$ (4,957)
Eletrobras, Compulsory Loan
Other financial items, net
Other financial income from contingent asset recorded	$ 59